SUBSIDIARIES	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
SUBSIDIARIES	SUBSIDIARIES
The following table presents details of non-wholly owned subsidiaries of our company as of December 31 for the years indicated:

		Country of incorporation	Effective Ownership Interest (%)			Voting Interest (%)
Defined Name	Name of entity		2024	2023	2022	2024	2023	2022
U.K. regulated distribution operation	BUUK Infrastructure No 1 Limited	U.K.	80	80	80	80	80	80
Brazilian regulated gas transmission operation	Nova Transportadora do Sudeste S.A.(1)	Brazil	31	31	31	92	92	92
Global intermodal logistics operation	Triton International Limited(1),(2)	U.S.	27	28	—	100	100	—

(1)Our company has entered into voting arrangements to provide our company with the ability to direct the relevant activities of the investee. Our company controls this investee given that our company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Our company exercises judgment to determine the level of variability that will achieve control over an investee, particularly in circumstances where our company’s voting interest differs from its ownership interest in an investee. The following were considered to determine whether our company controls this investee: the degree of power (if any) held by other investors, the degree of exposure to variability of each investor, the determination of whether any general partner removal rights are substantive and the purpose and design of the investee.
(2)Refer to Note 5, Acquisition of businesses, for further details.